---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------




                               THE MILESTONE FUNDS
                         TREASURY OBLIGATIONS PORTFOLIO


                                     ADVISER
                       Milestone Capital Management, L.P.


                                   ----------


                                  ANNUAL REPORT


                                NOVEMBER 30, 2000

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TABLE OF CONTENTS

Letter to Our Shareholders ..................................................  3

Portfolio of Investments ....................................................  4

Statement of Assets and Liabilities .........................................  6

Statement of Operations .....................................................  7

Statements of Changes in Net Assets .........................................  8

Notes to Financial Statements ...............................................  9

Financial Highlights ........................................................ 12

Independent Auditors' Report ................................................ 17

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO

LETTER TO OUR SHAREHOLDERS
DECEMBER 31, 2000


Dear Investors:

As we complete our sixth full year of operation, we once again wish to thank our investors for your business and your confidence in the Milestone Team. Working in partnership with our shareholders has resulted in another highly successful year for the fund.

Assets in the fund and the overall number of shareholders continue to grow, performance results remain consistently competitive versus our benchmark universe, and our client service platform is cited as "outstanding" by shareholders across each of the fund's investor segments. The enclosed report highlights the results of our conservative, compliance-driven investment philosophy; we are directly available to discuss any and all aspects of the management of the fund's assets with you.

Looking ahead to 2001, we anticipate a year of transition in many quarters--as the Fed adopts an easing policy and focuses on economic stimulation, a new administration assumes office in Washington, and major market sectors attempt to rebound and/or stabilize following the volatility experienced during the third and fourth quarters of 2000.

In managing the portfolio to achieve the fund's primary investment objectives of capital preservation and daily liquidity--as well as maintain competitive performance results for shareholders consistent with these primary objectives--we look forward to continuing to work closely with each of our investors during 2001 to meet the full range of your cash management needs.




/s/ JANET TIEBOUT HANSON        /s/ MARC H. PFEFFER    /s/ MICHELLE TEITSCH

JANET TIEBOUT HANSON            MARC H. PFEFFER        MICHELLE TEITSCH
Chairman of the Board           Co-CIO                 Senior Portfolio Manager
The Milestone Funds             Milestone Capital      Milestone Capital
President, CEO and Co-CIO         Management             Management
Milestone Capital
  Management

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
($ in Thousands)

--------------------------------------------------------------------------------
                                  PRINCIPAL    INTEREST     MATURITY     VALUE
                                     AMOUNT      RATE          DATE     (NOTE 1)
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 6.9%
U.S. TREASURY NOTES - 2.3%
                                 $ 25,000          6.625%    6/30/01   $ 25,036
                                   35,000          5.50%     7/31/01     34,812
                                                                       --------
                                                                         59,848
                                                                       --------
U.S. TREASURY BILLS - 4.6%

                                   70,000  5.96 - 5.988%      5/3/01     68,224
                                   30,000          5.95%     5/10/01     29,207
                                   20,000         6.055%     5/17/01     19,438
                                                                       --------
                                                                        116,869
                                                                       --------

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (AMORTIZED COST $176,717)             176,717
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 92.4%

ABN AMRO, Inc., dated 11/30/00,  repurchase price $100,018  (Collateralized  by:
U.S.  Treasury  Bills:   $17,597,   5/17/01;   U.S.  Treasury  Notes:   $83,997,
4.625%-5.75%, 12/31/00-10/31/02; aggregate market value $102,001)
                                  100,000          6.48%     12/1/00    100,000

Barclays   Capital,   Inc.,   dated   11/30/00,    repurchase   price   $100,018
(Collateralized by: U.S. Treasury Bills: $103,587, 3/1/01; aggregate market value $102,000)
                                  100,000          6.49%     12/1/00    100,000

Bear  Stearns  &  Co.,  Inc.,   dated   11/30/00,   repurchase   price  $115,021
(Collateralized by: U.S. Treasury Bills: $10,000,  1/11/01; U.S. Treasury Notes:
$107,745, 4.625%-7.50%, 12/31/00-1/31/02; aggregate market value $119,576)

                                  115,000          6.50%     12/1/00    115,000

BNP Paribas  Securities Corp.,  Inc., dated 11/30/00,  repurchase price $115,021
(Collateralized    by:   U.S.   Treasury   Notes:    $113,270,    5.625%-7.875%,
9/30/02-11/15/04, market value $117,301)
                                  115,000          6.49%     12/1/00    115,000

Chase   Securities,   Inc.,   dated   11/30/00,    repurchase   price   $115,021
(Collateralized    by:   U.S.    Treasury    Notes:    $116,788,    4.25%-7.25%,
12/31/02-8/15/04; aggregate market value $117,301)
                                  115,000          6.48%     12/1/00    115,000

Credit Suisse First Boston Corp., dated 11/30/00, repurchase price $75,014 (Collateralized by: U.S. Treasury Bills: $77,252, 12/7/00-4/26/01; aggregate market value $76,676)
                                   75,000          6.58%     12/1/00     75,000

Deutsche Bank  Securities,  Inc.,  dated  11/30/00,  repurchase  price  $500,090
(Collateralized    by:   U.S.    Treasury   Notes:    $492,583,    5.875%-6.75%,
11/30/01-5/15/05; aggregate market value $510,001)
                                  500,000          6.50%     12/1/00    500,000

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (CONT'D)

NOVEMBER 30, 2000
($ in Thousands)

--------------------------------------------------------------------------------
                                  PRINCIPAL    INTEREST     MATURITY     VALUE
                                     AMOUNT      RATE          DATE     (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 92.4% (CONT'D)


Goldman Sachs & Co., dated 11/30/00, repurchase price $96,764 (Collateralized by: U.S. Treasury Notes: $94,680, 3.375%-5.875%, 7/15/02-1/15/07; aggregate market value $98,682)
                                   96,747          6.48%     12/1/00     96,747

Greenwich Capital Markets, Inc., dated 11/30/00, repurchase price $75,014 (Collateralized by: U.S. Treasury Bonds: $11,444, 9.375%-13.75%, 2/15/03-2/15/06; U.S. Treasury Notes: $61,842, 4.625%-7.875%, 12/31/00-5/15/07;
aggregate market value $76,502)
                                   75,000          6.48%     12/1/00     75,000

JP Morgan & Co., Inc., dated 11/30/00, repurchase price $115,021 (Collateralized by: U.S. Treasury Notes: $115,909, 5.875%-6.625%, 7/31/01-10/31/01, market value
$117,301)
                                  115,000          6.49%     12/1/00    115,000

Merrill  Lynch  &  Co.,  Inc.,   dated  11/30/00,   repurchase   price  $115,021
(Collateralized by: U.S. Treasury Bonds: $13,604, 7.625%-9.375%, 2/15/06-2/15/07; U.S. Treasury Notes: $98,861, 5.25%-7.00%, 5/31/01-5/15/07,
market value $117,305)
                                  115,000          6.48%     12/1/00    115,000

Salomon  Smith  Barney,   Inc.,   dated  11/30/00,   repurchase  price  $115,021
(Collateralized by: U.S. Treasury Notes: $115,840, 5.75%, 11/15/05; market value $117,356)
                                  115,000          6.49%     12/1/00    115,000

SG  Cowen   Securities   Corp.,   dated  11/30/00,   repurchase  price  $115,021
(Collateralized  by: U.S.  Treasury Bills:  $119,528,  11/29/01;  U.S.  Treasury
Notes: $4,573, 5.25%-7.875%, 1/31/01-11/15/04; market value $117,356)
                                  115,000          6.50%     12/1/00    115,000

UBS Warburg LLC, dated 11/30/00,  repurchase price $595,107  (Collateralized by:
U.S.  Treasury Bonds:  $85,884,  10.75%-12.00%,  2/15/03-5/15/05;  U.S. Treasury
Notes:  $497,323,   4.875%-6.875%,   2/15/01-8/15/07;   aggregate  market  value
$606,901)
                                  595,000          6.50%     12/1/00    595,000

--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST $2,346,747)                         2,346,747
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $2,523,464)--99.3%                            2,523,464
OTHER ASSETS IN EXCESS OF LIABILITIES--0.7%                              17,332
--------------------------------------------------------------------------------
NET ASSETS--100.0%                                                   $2,540,796
--------------------------------------------------------------------------------


     See notes to financial statements.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2000

ASSETS:
   Investments, at amortized cost (note 1)                        $  176,717,230
   Repurchase agreements, at value (note 1)                        2,346,747,000
   Cash                                                                      837
   Interest receivable                                                 1,759,997
   Receivable for securities sold                                     99,646,389
   Prepaid expenses                                                       13,930
                                                                  --------------
Total assets                                                       2,624,885,383
                                                                  --------------
LIABILITIES:
   Advisory fee payable                                                  214,480
   Shareholder Service fee payable- Investor Shares                       60,441
   Shareholder Service fee payable- Institutional Shares                  51,920
   Shareholder Service fee payable- Financial Shares                      28,755
   Shareholder Service fee payable- Service Shares                         5,073
   Shareholder Service fee payable- Premium Shares                        14,146
   Distribution fee payable- Service Shares                                  662
   Distribution fee payable- Premium Shares                               12,241
   Payable for securities purchased                                   77,940,167
   Dividends payable                                                   5,559,644
   Accrued expenses                                                      201,960
                                                                  --------------
Total liabilities                                                     84,089,489
                                                                  --------------
NET ASSETS                                                        $2,540,795,894
                                                                  ==============
NET ASSETS BY CLASS OF SHARES:
   Investor Shares                                                $  311,868,346
   Institutional Shares                                              887,096,659
   Financial Shares                                                1,243,296,118
   Service Shares                                                     29,722,665
   Premium Shares                                                     68,812,106
                                                                  --------------
NET ASSETS                                                        $2,540,795,894
                                                                  ==============
SHARES OUTSTANDING
   Investor Shares                                                   311,868,244
                                                                  ==============
   Institutional Shares                                              887,096,368
                                                                  ==============
   Financial Shares                                                1,243,295,710
                                                                  ==============
   Service Shares                                                     29,722,655
                                                                  ==============
   Premium Shares                                                     68,812,084
                                                                  ==============
NET ASSET VALUE PER SHARE                                                 $ 1.00
                                                                  ==============
COMPOSITION OF NET ASSETS:
   Shares of beneficial interest                                  $2,540,795,894
                                                                  ==============
NET ASSETS                                                        $2,540,795,894
                                                                  ==============


     See notes to financial statements.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED NOVEMBER 30, 2000

INVESTMENT INCOME:
  Interest                                                        $ 149,142,901
                                                                  -------------
EXPENSES (note 2):
  Advisory fees                                                       2,433,975
  Administration fees                                                   100,000
  Shareholder Service fees:
     Investor Shares                                                    778,627
     Institutional Shares                                               693,062
     Financial Shares                                                   475,418
     Service Shares                                                      83,542
     Premium Shares                                                     170,386
  Distribution fees:
     Service Shares                                                      11,128
     Premium Shares                                                     144,663
  Custodian fees and expenses                                           172,600
  Transfer agent fees and expenses                                      127,932
  Publication expenses and rating service fees                           93,834
  Cash management fees                                                   63,452
  Accounting service fees                                                61,368
  Legal fees                                                             56,000
  Reports to shareholders                                                35,253
  Registration and filing fees                                           35,120
  Insurance expense                                                      25,620
  Audit fees                                                             20,862
  Trustees' fees                                                         12,890
  Amortization of organization costs                                      2,478
  Other expenses                                                         13,174
                                                                  -------------
Total expenses before fee waiver                                      5,611,384
Waiver of shareholder service fees from Financial Shares               (255,777)
                                                                  -------------
Total expenses after fee waiver                                       5,355,607
                                                                  -------------
NET INVESTMENT INCOME                                               143,787,294
NET REALIZED GAIN ON INVESTMENTS                                        112,778
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 143,900,072
                                                                  =============


     See notes to financial statements.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
                                                 FOR THE YEAR      FOR THE YEAR
                                                    ENDED             ENDED
                                                 NOVEMBER 30,      NOVEMBER 30,
                                                     2000              1999
                                                --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                        $  143,787,294   $  111,250,483
   Net realized gain on investments                    112,778           31,662
                                                --------------   --------------
     Net increase in net assets
       resulting from operations                   143,900,072      111,282,145
                                                --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income--Investor Shares          (17,801,160)     (14,208,869)
   Net investment income--Institutional Shares     (61,449,599)     (64,901,816)
   Net investment income--Financial Shares         (58,839,174)     (26,644,144)
   Net investment income--Service Shares            (1,908,797)      (2,274,224)
   Net investment income--Premium Shares            (3,788,564)      (3,221,430)
   Net realized gain on
     investments--Investor Shares                      (13,079)          (4,352)
   Net realized gain on
     investments--Institutional Shares                 (47,816)         (18,836)
   Net realized gain on
     investments--Financial Shares                     (46,550)          (7,100)
   Net realized gain on
     investments--Service Shares                        (1,480)            (429)
   Net realized gain on
     investments--Premium Shares                        (3,020)            (945)
                                                --------------   --------------
     Total distributions to shareholders          (143,899,239)    (111,282,145)
                                                --------------   --------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
   Sale of shares--Investor Shares               1,363,527,769    1,688,702,990
   Sale of shares--Institutional Shares          5,272,556,618    7,809,424,119
   Sale of shares--Financial Shares              7,058,219,101    4,949,618,119
   Sale of shares--Service Shares                   91,993,890      168,815,130
   Sale of shares--Premium Shares                  174,861,751      141,659,128
   Reinvested dividends--Investor shares             6,942,550        6,276,557
   Reinvested dividends--Institutional Shares       35,927,308       43,482,802
   Reinvested dividends--Financial Shares           35,850,062       16,920,776
   Reinvested dividends--Service Shares                144,931          104,680
   Reinvested dividends--Premium Shares                 31,057            6,289
   Cost of shares
     repurchased--Investor Shares               (1,402,383,125)  (1,772,286,339)
   Cost of shares
     repurchased--Institutional Shares          (5,620,900,281)  (8,340,229,339)
   Cost of shares
     repurchased--Financial Shares              (6,450,721,658)  (4,681,146,718)
   Cost of shares
     repurchased--Service Shares                  (102,332,739)    (238,995,904)
   Cost of shares
     repurchased--Premium Shares                  (174,879,339)    (158,804,282)
                                                --------------   --------------
     Net increase (decrease) in net assets
       from shares of beneficial interest          288,837,895     (366,451,992)
                                                --------------   --------------
   Total increase (decrease)                       288,838,728     (366,451,992)
NET ASSETS:
   Beginning of year                             2,251,957,166    2,618,409,158
                                                --------------   --------------
   End of year                                  $2,540,795,894   $2,251,957,166
                                                ==============   ==============

* Share transactions at net asset value of $1.00 per share.


See notes to financial statements.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000

NOTE 1.  SUMMARY OF ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the "Trust") was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the "Portfolio") which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue five classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares and Premium Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997 and Premium Shares on May 20, 1997. The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

VALUATION OF SECURITIES - Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at November 30, 2000 is substantially the same as shown on the accompanying portfolio of investments.

MULTIPLE CLASS ALLOCATIONS - Each share of the portfolio's five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the rela tive value of the shares of each class. The Portfolio's class specific expenses include Shareholder Service fees, Distribution fees and certain registration fees that are in accordance with procedures adopted by the Board of Trustees regarding the offering of multiple classes of shares by open-end, management investment companies. In addition, there are differences between the classes of shares with respect to the minimum investment required and voting rights affecting each class.

INCOME TAXES - It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)

NOVEMBER 30, 2000

INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS - Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolio's net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually.

ACCOUNTING ESTIMATES - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2. INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, L.P. (the "Adviser") serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust had adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives from the Trust a fee at an annual rate equal to 0.25% of the average daily net assets of the Investor Shares, Service Shares and Premium Shares. For Institutional Shares, the Adviser receives from the Trust a fee at an annual rate up to 0.10% of the average daily net assets. For the year ended November 30, 2000, the Adviser agreed to waive any portion of its shareholder servicing fee in order to limit the total expenses of the Institutional Shares to 0.20% of its average daily net assets. As a result, the Adviser received a 0.067% shareholder service fee for the Institutional Shares. Effective December 1, 1999, the Board of Trustees of the Milestone Funds consented to and adopted a Shareholder Service Plan for the Financial Class of the Portfolio. Under this plan, the Adviser will receive from the Trust an annual Shareholder service fee of up to 0.05% of the average net assets of the Financial Shares. For the year ended November 30, 2000, the Adviser received a 0.02% shareholder service fee for the Financial Shares. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

The Trust has adopted a Distribution Plan for the Service Shares and the Premium Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Service and Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Service and Premium Shares of up to 0.25% and 0.35% of the average daily net assets of the Service and Premium Shares, respectively. The Adviser agreed to waive any portion of distribution expenses in order to limit the total expenses of the Service and Premium Shares to 0.45% and 0.60% of their average daily net assets, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of November 30, 2000, there were no unreimbursed expenses. For the year ended November 30, 2000, the Portfolio incurred 0.03% and 0.21% of these distribution expenses for the Service and the Premium Shares, respectively.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONT'D)

NOVEMBER 30, 2000

Unified Fund Services, Inc. is the Trust's transfer agent and dividend disbursing agent, and is also the Trust's Underwriter of the Portfolio's shares, pursuant to an Underwriting Agreement with the Trust. The Underwriter is an affiliate of the Trust's transfer agent. The Underwriter is reimbursed for all costs and expenses incurred in this capacity but receives no further compensation for its services under the Underwriting Agreement.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                   INVESTOR
                                                                    SHARES
                                 --------------------------------------------------------------------------
                                 FOR THE YEAR   FOR THE YEAR    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                     ENDED          ENDED           ENDED          ENDED          ENDED
                                 NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                     2000           1999            1998           1997           1996
                                 ------------- --------------- -------------- --------------  ------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value
   per share                         $1.00           $1.00           $1.00          $1.00          $1.00
                                     -----           -----           -----          -----          -----
Net investment income                0.057           0.046           0.051          0.051          0.050
Dividends from net
   investment income                (0.057)         (0.046)         (0.051)        (0.051)        (0.050)
                                     -----           -----           -----          -----          -----
Ending net asset value per share     $1.00           $1.00           $1.00          $1.00          $1.00
                                     =====           =====           =====          =====          =====
TOTAL RETURN                          5.89%           4.69%           5.23%          5.23%          5.11%
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
   Expenses(a)                        0.40%           0.40%           0.40%          0.41%          0.45%
   Net investment income              5.72%           4.60%           5.08%          5.13%          4.99%
Net assets at the end of
   the period (000's omitted)     $311,868        $343,781        $421,088       $385,229        $82,915


(a) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.00%, 0.00%, 0.00%, and 0.01%, for each of the respective periods presented.


See notes to financial statements.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                 INSTITUTIONAL
                                                                    SHARES
                                 -------------------------------------------------------------------------
                                 FOR THE YEAR   FOR THE YEAR    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                     ENDED          ENDED           ENDED          ENDED          ENDED
                                 NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,
                                     2000           1999            1998           1997           1996
                                 ------------- --------------- -------------- --------------  ------------
PER SHARE OPERATING
   PERFORMANCE FOR A SHARE
   OUTSTANDING THROUGHOUT
   THE PERIOD
Beginning net asset value
   per share                         $1.00           $1.00           $1.00          $1.00          $1.00
                                     -----           -----           -----          -----          -----
Net investment income                0.059           0.048           0.053          0.053          0.052
Dividends from net
   investment income                (0.059)         (0.048)         (0.053)        (0.053)        (0.052)
                                     -----           -----           -----          -----          -----
Ending net asset value per share     $1.00           $1.00           $1.00          $1.00          $1.00
                                     =====           =====           =====          =====          =====
TOTAL RETURN                          6.11%           4.91%           5.45%          5.46%          5.37%
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
   Expenses(a)                        0.20%           0.20%           0.20%          0.20%          0.20%
   Net investment income              5.91%           4.79%           5.30%          5.32%          5.21%
Net assets at the end of
   the period (000's omitted)     $887,097      $1,199,513       $1,686,835    $1,183,905       $897,173


(a) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.00%, 0.00%, 0.00%, 0.00%, and 0.01%, for each of the respective periods presented.


See notes to financial statements.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                 FINANCIAL
                                                                  SHARES
                              ----------------------------------------------------------------------------
                                                                                          FOR THE PERIOD
                                FOR THE YEAR         FOR THE YEAR       FOR THE YEAR      MARCH 13, 1997*
                                    ENDED                ENDED              ENDED             THROUGH
                              NOVEMBER 30, 2000    NOVEMBER 30, 1999  NOVEMBER 30, 1998  NOVEMBER 30, 1997
                              ------------------   -----------------  ------------------------------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                            $1.00               $1.00                $1.00            $1.00
                                       -----               -----                -----            -----
Net investment income                  0.060               0.049                0.054            0.038
Dividends from net
  investment income                   (0.060)             (0.049)              (0.054)          (0.038)
                                       -----               -----                -----            -----
Ending net asset value per share       $1.00               $1.00                $1.00            $1.00
                                       =====               =====                =====            =====
TOTAL RETURN                            6.16%               4.97%                5.50%            5.52%(a)
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses(b)                           0.15%               0.14%                0.15%            0.14%(a)
  Net investment income(b)              6.00%               4.90%                5.28%            5.45%(a)
Net assets at the end of the
  period (000's omitted)          $1,243,296            $599,948             $314,556          $90,465


(a) Annualized

(b) Net of advisory, shareholder servicing, and administration fees waived and expenses reimbursed of 0.03%, 0.00%, 0.00%, and 0.01%, for each of the respective periods presented.
 *  Commencement of operations


See notes to financial statements.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


  TREASURY OBLIGATIONS PORTFOLIO
  FINANCIAL HIGHLIGHTS (CONT'D)

                                                                  SERVICE
                                                                  SHARES
                              ----------------------------------------------------------------------------
                                                                                          FOR THE PERIOD
                                FOR THE YEAR         FOR THE YEAR       FOR THE YEAR       MAY 2, 1997*
                                    ENDED                ENDED              ENDED             THROUGH
                              NOVEMBER 30, 2000    NOVEMBER 30, 1999  NOVEMBER 30, 1998  NOVEMBER 30, 1997
                              -----------------    -----------------  ------------------------------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                            $1.00               $1.00                $1.00            $1.00
                                       -----               -----                -----            -----
Net investment income                  0.057               0.046                0.051            0.030
Dividends from net
  investment income                   (0.057)             (0.046)              (0.051)          (0.030)
                                       -----               -----                -----            -----
Ending net asset value per share       $1.00               $1.00                $1.00            $1.00
                                       =====               =====                =====            =====
TOTAL RETURN                            5.84%               4.65%                5.19%            5.21%(a)
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses                              0.45%               0.45%                0.45%            0.45%(a)
  Net investment income                 5.71%               4.50%                5.07%            5.15%(a)
Net assets at the end of the
  period (000's omitted)             $29,723             $39,917             $109,993         $242,068


(a) Annualized
*   Commencement of operations


See notes to financial statements.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO
FINANCIAL HIGHLIGHTS (CONT'D)

                                                                  PREMIUM
                                                                  SHARES
                              ----------------------------------------------------------------------------
                                                                                          FOR THE PERIOD
                                FOR THE YEAR         FOR THE YEAR       FOR THE YEAR       MAY 20, 1997*
                                    ENDED                ENDED              ENDED             THROUGH
                              NOVEMBER 30, 2000    NOVEMBER 30, 1999  NOVEMBER 30, 1998  NOVEMBER 30, 1997
                              -----------------    -----------------  ------------------------------------
PER SHARE OPERATING
  PERFORMANCE FOR A SHARE
  OUTSTANDING THROUGHOUT
  THE PERIOD
Beginning net asset value
  per share                            $1.00               $1.00                $1.00            $1.00
                                       -----               -----                -----            -----
Net investment income                  0.056               0.044                0.049            0.027
Dividends from net
  investment income                   (0.056)             (0.044)              (0.049)          (0.027)
                                       -----               -----                -----            -----
Ending net asset value per share       $1.00               $1.00                $1.00            $1.00
                                       =====               =====                =====            =====

TOTAL RETURN                            5.68%               4.49%                5.03%            5.06%(a)
RATIOS/SUPPLEMENT DATA
Ratios to average net assets:
  Expenses                              0.60%               0.60%                0.60%            0.60%(a)
  Net investment income                 5.56%               4.40%                4.92%            5.01%(a)
Net assets at the end of the
  period (000's omitted)             $68,812             $68,799              $85,937          $84,239


(a)  Annualized
 *   Commencement of operations


See notes to financial statements.

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


TREASURY OBLIGATIONS PORTFOLIO

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS
TREASURY OBLIGATIONS PORTFOLIO OF THE MILESTONE FUNDS


We have audited the accompanying statement of assets and liabilities of the Treasury Obligations Portfolio of The Milestone Funds, including the portfolio of investments, as of November 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods ended November 30, 2000, November 30, 1999, November 30, 1998, and November 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the year ended November 30, 1996, were audited by other auditors whose report, dated January 14, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the Fund's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Obligations Portfolio of The Milestone Funds as of November 30, 2000, the results of its operations for the year ended, and the changes in its net assets and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche LLP
New York, New York

January 12, 2001

                                   ---------
                                      THE
                                   MILESTONE
                                     FUNDS
                                   ---------


                                     Adviser
--------------------------------------------------------------------------------
                       Milestone Capital Management, L.P.
                             One Executive Boulevard
                                Yonkers, NY 10701


                          Underwriter / Transfer Agent
--------------------------------------------------------------------------------
             Unified Management Corp. / Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                        Indianapolis, Indiana 46204-1806
                                  800-363-7660


                                 Primary Dealer
--------------------------------------------------------------------------------
                            Bear, Stearns & Co. Inc.
                                 245 Park Avenue
                               New York, NY 10167


                            Administrator / Custodian
--------------------------------------------------------------------------------
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286


                                  Legal Counsel
--------------------------------------------------------------------------------
                        Kramer, Levin, Naftalis & Frankel
                                919 Third Avenue
                               New York, NY 10022


                              Independent Auditors
--------------------------------------------------------------------------------
                              Deloitte & Touche LLP
                           Two World Financial Center
                             New York, NY 10281-1434


                   THIS REPORT IS AUTHORIZED FOR DISTRIBUTION
                   ONLY TO CURRENT SHAREHOLDERS AND TO OTHERS
           WHO HAVE RECEIVED A COPY OF THE MILESTONE FUNDS PROSPECTUS


                               The Milestone Funds
                One Executive Boulevard, Yonkers, New York 10701
                                  800-941-MILE